Investments in Unconsolidated Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Discovery Producer Services LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity	$ 30	$ 33
Mont Belvieu 1 Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity	$ 6